Subsequent Events (Details)			9 Months Ended
	Jan. 15, 2025	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Oct. 24, 2024 $ / shares shares	May 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Oct. 26, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Subsequent Events
Warrant exercise price (in dollars per share) | $ / shares			$ 14.39				$ 67.16		$ 1,152.94	$ 6,036.53
Proceeds from exercise of warrants | $			$ 3,000	$ 0
Reverse split ratio				15
Placement Agents Warrants
Subsequent Events
Warrants issued | shares			7,355			20,251	3,104	3,104
Subsequent event
Subsequent Events
Reverse split ratio	0.02
Subsequent event | Series A-3 Warrant
Subsequent Events
Warrants issued | shares					337,552
Warrant exercise price (in dollars per share) | $ / shares					$ 11.85
Proceeds from exercise of warrants | $		$ 4,000,000
Cash fee as percentage of aggregate gross proceeds		7.00%
Legal fees and other expenses, reimbursed | $		$ 50,000
Non accountable expenses, reimbursed | $		$ 25,000
Management fee as percentage of gross proceeds		1.00%
Subsequent event | Series B1 Warrant
Subsequent Events
Warrants issued | shares					337,552
Warrant exercise price (in dollars per share) | $ / shares					$ 13.5
Warrants expiration term					5 years
Subsequent event | Series B2 Warrant
Subsequent Events
Warrants issued | shares					337,552
Warrant exercise price (in dollars per share) | $ / shares					$ 0.27
Warrants expiration term					12 months
Subsequent event | Placement Agents Warrants
Subsequent Events
Warrants issued | shares		20,251
Warrant exercise price (in dollars per share) | $ / shares		$ 14.815